Fair Value (Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Balance Sheets by Level) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts of investments in equity method investees		¥ 2,560,339	¥ 2,421,154
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		49,977,000	33,283,000
Interest-earning deposits in other banks		53,347,000	45,267,000
Call loans and funds sold		1,256,000	1,169,000
Receivables under resale agreements		13,780,000	23,996,000
Receivables under securities borrowing transactions		3,370,000	3,444,000
Investment securities		3,904,000	4,166,000
Loans, net of allowance for credit losses	[1]	114,350,000	117,373,000
Other financial assets	[2]	8,108,000	8,494,000
Deposits, Non-interest-bearing		38,521,000	33,382,000
Deposits, Interest-bearing		190,695,000	170,574,000
Total deposits		229,216,000	203,956,000
Call money and funds purchased		2,354,000	3,669,000
Payables under repurchase agreements		24,568,000	31,850,000
Payables under securities lending transactions		843,000	1,017,000
Due to trust account and other short-term borrowings		17,883,000	19,057,000
Long-term debt		34,773,000	27,772,000
Other financial liabilities		7,027,000	7,139,000
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		49,977,000	33,283,000
Interest-earning deposits in other banks		53,347,000	45,267,000
Call loans and funds sold		1,256,000	1,169,000
Receivables under resale agreements		13,780,000	23,996,000
Receivables under securities borrowing transactions		3,370,000	3,444,000
Investment securities		3,939,000	4,178,000
Loans, net of allowance for credit losses	[1]	115,709,000	118,497,000
Other financial assets	[2]	8,108,000	8,494,000
Deposits, Non-interest-bearing		38,521,000	33,382,000
Deposits, Interest-bearing		190,712,000	170,631,000
Total deposits		229,233,000	204,013,000
Call money and funds purchased		2,354,000	3,669,000
Payables under repurchase agreements		24,568,000	31,850,000
Payables under securities lending transactions		843,000	1,017,000
Due to trust account and other short-term borrowings		17,883,000	19,057,000
Long-term debt		35,042,000	27,941,000
Other financial liabilities		7,027,000	7,139,000
Estimated Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		49,977,000	33,283,000
Investment securities		1,123,000	1,134,000
Loans, net of allowance for credit losses	[1]	3,000	3,000
Estimated Fair Value [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest-earning deposits in other banks		53,347,000	45,267,000
Call loans and funds sold		1,256,000	1,169,000
Receivables under resale agreements		13,780,000	23,996,000
Receivables under securities borrowing transactions		3,370,000	3,444,000
Investment securities		780,000	1,042,000
Loans, net of allowance for credit losses	[1]	298,000	259,000
Other financial assets	[2]	8,108,000	8,494,000
Deposits, Non-interest-bearing		38,521,000	33,382,000
Deposits, Interest-bearing		190,712,000	170,631,000
Total deposits		229,233,000	204,013,000
Call money and funds purchased		2,354,000	3,669,000
Payables under repurchase agreements		24,568,000	31,850,000
Payables under securities lending transactions		843,000	1,017,000
Due to trust account and other short-term borrowings		17,883,000	19,057,000
Long-term debt		35,042,000	27,941,000
Other financial liabilities		7,027,000	7,139,000
Estimated Fair Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities		2,036,000	2,002,000
Loans, net of allowance for credit losses	[1]	¥ 115,408,000	¥ 118,235,000

[1]	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
[2]	Excludes investments in equity method investees of ¥2,421 billion and ¥2,560 billion at March 31, 2020 and 2021, respectively.